Note 18 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	2012

	Balance sheet	Fair
Derivative designated as hedging instrument	location	Value

	Other assets
Interest rate swaps	(non-current)	$358

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2012	Level 1	Level 2	Level 3

Interest rate swap asset	$358	$-	$358	$-
Contingent consideration liability	13,000	-	-	13,000

Change In Fair Value Of Contingent Consideration Liability [Table Text Block]
Balance, December 31, 2011	$12,844
Amounts recognized on acquisitions	1,944
Fair value adjustments (note 4)	3,645
Resolved and settled in cash	(5,492)
Other	59
Balance, December 31, 2012	$13,000

Less: current portion	$351
Non-current portion	$12,649

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2012		2011
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value

Other receivables	$6,328	$6,328	$6,684	$6,684
Long-term debt	337,205	347,319	316,415	332,918
Convertible debentures	77,000	86,048	77,000	83,930